LEADER SHORT TERM HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2022

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS
	ASSET MANAGEMENT
27	Eaton Vance Senior Floating-Rate Trust(a),(b),(c)		1.4580	Perpetual	621,000
18	Eaton Vance Senior Floating-Rate Trust(a),(b),(c)		1.4900	Perpetual	414,000

					1,035,000
	INSTITUTIONAL FINANCIAL SERVICES
20,000	B Riley Financial, Inc.		5.2500	Perpetual	458,200

	OIL & GAS PRODUCERS
94,990	Crestwood Equity Partners, L.P.		9.2500	Perpetual	923,303
8,510	NuStar Energy, L.P. - Series B(d)	US0003M + 5.643%	7.6250	Perpetual	178,710

					1,102,013
	SPECIALTY FINANCE
15,697	AGNC Investment Corporation(d)	US0003M + 4.700%	6.1250	Perpetual	351,613

	TOTAL PREFERRED STOCKS				2,946,826

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS
	AUTOMOTIVE
1,000,000	NIO, Inc. Series		0.5000	2/1/2027	769,878

	INSTITUTIONAL FINANCIAL SERVICES
1,500,000	Coinbase Global, Inc. Series(e)		0.5000	6/1/2026	1,059,000

	RENEWABLE ENERGY
1,000,000	Sunrun, Inc. Series (f)		0.0000	2/1/2026	729,000

	STEEL
1,000,000	United States Steel Corp.		5.0000	11/1/2026	806,400

	TOTAL CONVERTIBLE BONDS				3,364,278

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS
	BANKING
2,000,000	VTB Bank PJSC Via VTB Eurasia DAC(a),(b),(d)	H15T10Y + 8.067%	9.5000	12/29/2049	1,570,000

	FORESTRY, PAPER & WOOD PRODUCTS
1,000,000	Domtar Corporation		6.7500	2/15/2044	700,120

	LEISURE FACILITIES & SERVICES
1,000,000	Marriott Ownership Resorts, Inc.		4.7500	1/15/2028	922,000
1,000,000	Wynn Macau Ltd. (e)		5.6250	8/26/2028	746,945

					1,668,945

	OIL & GAS PRODUCERS
2,000,000	DCP Midstream, L.P. Series A(d)	US0003M + 5.148%	7.3750	12/15/2022	1,937,501
1,700,000	Petroleos Mexicanos		6.5000	3/13/2027	1,634,176
1,000,000	Talos Production, Inc.		12.0000	1/15/2026	1,081,865

					4,653,542

	REAL ESTATE OWNERS & DEVELOPERS
1,500,000	China Evergrande Group		7.5000	6/28/2023	157,500

	SPECIALTY FINANCE
1,000,000	Enova International, Inc.(e)		8.5000	9/15/2025	899,390
1,000,000	New Residential Investment Corporation(e)		6.2500	10/15/2025	942,500

					1,841,890
	TECHNOLOGY HARDWARE
600,000	NCR Corporation(e)		5.1250	4/15/2029	570,555

	TECHNOLOGY SERVICES
2,000,000	Visa, Inc.		2.0000	8/15/2050	1,372,121

	TOTAL CORPORATE BONDS				12,534,673

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES
	SOVERIGN
2,000,000	Turkey Government International Bond		5.8750	6/26/2031	1,603,080
1,000,000	Ukraine Government International Bond(e)		7.7500	9/1/2022	701,670

	TOTAL NON U.S. GOVERNMENT & AGENCIES				2,304,750

Shares
	SHORT-TERM INVESTMENTS
	MONEY MARKET FUNDS
7,732,172	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.65%				7,732,172

	TOTAL INVESTMENTS				28,882,699
	OTHER ASSETS IN EXCESS OF LIABILITIES				968,441
	NET ASSETS -- 100%				29,851,140

(a)	The Advisor or Trustees have determined these securities to be illiquid. On August 31, 2022, these securities amounted to $1,035,000 or 3.47% of net assets.

(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees.
(c)	Rate shown represents the dividend rate as of August 31, 2022.
(d)	Variable rate security; the rate shown represents the rate on August 31, 2022.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2022 the total market value of 144A securities is 4,173,115 or 13.97% of net assets.

(f)	Zero coupon bond.
(g)	Rate disclosed is the seven day effective yield as of August 31, 2022.